NON-WHOLLY OWNED SUBSIDIARIES - Schedule of Accounts for Non-Wholly Owned Subsidiaries (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2025
Disclosure of subsidiaries [line items]
Current Assets		$ 4,764	$ 2,946
Non-Current Assets		18,823	21,079
Current Liabilities		7,648	7,668
Non-controlling interests		3,475	3,304
Equity in Net Assets Attributable to the partnership	[1]	(1,253)	(1,299)
Dividend recapitalization		1,700
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Current Assets		3,482	1,368
Non-Current Assets		18,823	21,079
Current Liabilities		2,871	2,389
Non-Current Liabilities		13,717	14,352
Non-controlling interests		3,475	3,304
Equity in Net Assets Attributable to the partnership		2,242	2,402
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets		871	652
Non-Current Assets		2,936	3,157
Current Liabilities		745	707
Non-Current Liabilities		3,779	3,950
Non-controlling interests		(402)	(489)
Equity in Net Assets Attributable to the partnership		(315)	(359)
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Current Assets		265	322
Non-Current Assets		5,882	7,046
Current Liabilities		561	610
Non-Current Liabilities		3,725	4,503
Non-controlling interests		365	443
Equity in Net Assets Attributable to the partnership		1,496	1,812
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Current Assets		2,346	394
Non-Current Assets		10,005	10,876
Current Liabilities		1,565	1,072
Non-Current Liabilities		6,213	5,899
Non-controlling interests		3,512	3,350
Equity in Net Assets Attributable to the partnership		$ 1,061	$ 949

[1]	Common equity following the Arrangement is attributable to the partnership as a result of the partnership holding all of the class B shares issued by our company. Common equity prior to the Arrangement is attributable to the partnership as a result of the partnership holding all of the class C shares issued by BIHC. Please refer to Note 3(b), Material Accounting Policy Information, for further details.